Vessels, net and assets held for sale - Additional Information (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 11, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Property Plant And Equipment
Vessel improvement costs capitalized		$ 277
Assets held for sale			$ 29,027
Paid advances relating to the construction of exhaust gas cleaning systems		2,055	0
Impairment of vessel		28,805	3,282		$ 0
M/T Aristotelis
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement				$ 29,400
Date of vessel sale				Apr. 25, 2018
Inventories			165
Assets held for sale			29,027
Classification as asset held for sale			28,862
Impairment of vessel			3,282
M/T Amore Mio II
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement	$ 11,150
Date of vessel sale	Oct. 15, 2018
Classification as asset held for sale		10,927
Impairment of vessel		28,805
Vessels' Improvements
Property Plant And Equipment
Vessel improvement costs capitalized		$ 277	$ 824